CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	198,130,973	150,552,360	150,247,604
Treasury stock (in shares)	2,120,112	1,897,454	578,555